Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,308,688	$ 1,104,776	$ 1,012,562
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	1,260,851	1,086,308	982,397
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 47,837	$ 18,468	$ 30,165